Related Parties - Summary of Compensation of Key Management Personnel (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Compensation Of Key Management Personnel [abstract]
Short-term employee benefits	$ 69	$ 67
Post-employment benefits	5	5
Share-based payments	57	55
Termination benefits		8
Other long-term benefits	3	2
Total	$ 134	$ 137